Investment in securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investment in securities
Note 5: Investment in securities

Amortized Cost, Carrying Amount and Fair Value
On the consolidated balance sheets, trading and available-for-sale ("AFS") investments are carried at fair value and held-to-maturity ("HTM") investments are carried at amortized cost.

	December 31, 2018				December 31, 2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Trading
Mutual funds	5,724	1,176	(405)	6,495	5,724	1,616	(516)	6,824
Total trading	5,724	1,176	(405)	6,495	5,724	1,616	(516)	6,824

Available-for-sale
US government and federal agencies	1,820,808	3,355	(37,656)	1,786,507	2,720,581	8,924	(20,401)	2,709,104
Non-US governments debt securities	25,804	19	(398)	25,425	26,516	118	(386)	26,248
Corporate debt securities	80,177	—	(1,464)	78,713	243,999	153	(780)	243,372
Asset-backed securities - Student loans	13,290	—	(664)	12,626	13,290	—	(797)	12,493
Commercial mortgage-backed securities	125,806	6	(2,603)	123,209	142,740	56	(1,296)	141,500
Residential mortgage-backed securities	160,492	—	(4,223)	156,269	186,049	309	(1,635)	184,723
Total available-for-sale	2,226,377	3,380	(47,008)	2,182,749	3,333,175	9,560	(25,295)	3,317,440

Held-to-maturity¹
US government and federal agencies	2,066,120	5,012	(34,918)	2,036,214	1,381,955	4,813	(9,414)	1,377,354
Total held-to-maturity	2,066,120	5,012	(34,918)	2,036,214	1,381,955	4,813	(9,414)	1,377,354
¹ For the years ended December 31, 2018, 2017 and 2016, non-credit impairments recognized in accumulated other comprehensive loss ("AOCL") for HTM investments were nil.

Investments with Unrealized Loss Positions
The Bank does not believe that the AFS and HTM investment securities that were in an unrealized loss position as of December 31, 2018 (and December 31, 2017), which were composed of 198 securities representing 75% of the AFS and HTM portfolios' fair value (December 31, 2017: 161 and 59%, respectively), represent an OTTI. Total gross unrealized losses were 2.6% of the fair value of affected securities (December 31, 2017: 1.3%) and were attributable primarily to changes in market interest rates, relative to when the investment securities were purchased, and not due to the credit quality of the investment securities. The following describes the processes for identifying credit impairment in security types with the most significant unrealized losses as shown in the preceding tables.

Management believes that all the US government and federal agencies securities do not have any credit losses, given the explicit and implicit guarantees provided by the US federal government.

Management believes that all the Non-US governments debt securities do not have any credit losses, given the explicit guarantee provided by the issuing government.

The unrealized losses in Corporate debt securities relate primarily to six debt securities that are all of investment grade with ratings of A- or A+. Management believes that the value of these securities will recover and the current unrealized loss positions are a result of interest rate movements.

Investments in Asset-backed securities - Student loans are composed primarily of securities collateralized by Federal Family Education Loan Program loans (“FFELP loans”). FFELP loans benefit from a US federal government guarantee of at least 97% of defaulted principal and accrued interest, with additional credit support provided in the form of over-collateralization, subordination and excess spread, which collectively total in excess of 100%. Accordingly, the vast majority of FFELP loan-backed securities are not exposed to traditional consumer credit risk.

Investments in Commercial mortgage-backed securities relate to 11 senior securities rated AAA or AA+ that possess significant subordination, a form of credit enhancement expressed hereafter as the percentage of pool losses that can occur before the senior securities held by the Bank will incur its first dollar of principal loss. No credit losses were recognized as for eight of these securities the weighted average credit support and the weighted average loan-to-value ratios ("LTV") range from 25% - 38% and 46% - 72%, respectively. In respect of the three remaining securities, two are fully defeased with the other having an LTV of less than 30%.

Investments in Residential mortgage-backed securities relate to 17 securities which are rated AAA or AA+ and possess similar significant credit enhancement as described above. No credit losses were recognized on these securities as the weighted average credit support and the weighted average LTV ratios range from 6% - 21% and 53% - 65%, respectively. Current credit support is significantly greater than any delinquencies experienced on the underlying mortgages.

In the following tables, debt securities with unrealized losses that are not deemed to be OTTI are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis. In 2018, the classification of certain securities was revised from "less than 12 months" to "12 months or more". The 2017 classification presented below was revised to properly present the disclosure accordingly.

	Less than 12 months		12 months or more
December 31, 2018	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	372,283	(1,586)	1,027,638	(36,070)	1,399,921	(37,656)
Non-US governments debt securities	—	—	22,360	(398)	22,360	(398)
Corporate debt securities	14,914	(114)	63,799	(1,350)	78,713	(1,464)
Asset-backed securities - Student loans	—	—	12,626	(664)	12,626	(664)
Commercial mortgage-backed securities	812	—	117,379	(2,603)	118,191	(2,603)
Residential mortgage-backed securities	49,804	(1,313)	106,465	(2,910)	156,269	(4,223)
Total available-for-sale securities with unrealized losses	437,813	(3,013)	1,350,267	(43,995)	1,788,080	(47,008)

Held-to-maturity securities with unrealized losses
US government and federal agencies	647,484	(11,468)	724,974	(23,450)	1,372,458	(34,918)

	Less than 12 months		12 months or more
December 31, 2017	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	467,958	(2,461)	1,043,601	(17,940)	1,511,559	(20,401)
Non-US governments debt securities	—	—	22,360	(386)	22,360	(386)
Corporate debt securities	76,016	(225)	49,964	(555)	125,980	(780)
Asset-backed securities - Student loans	—	—	12,493	(797)	12,493	(797)
Commercial mortgage-backed securities	98,822	(709)	36,766	(587)	135,588	(1,296)
Residential mortgage-backed securities	71,604	(486)	56,287	(1,149)	127,891	(1,635)
Total available-for-sale securities with unrealized losses	714,400	(3,881)	1,221,471	(21,414)	1,935,871	(25,295)

Held-to-maturity securities with unrealized losses
US government and federal agencies	549,532	(2,862)	288,830	(6,552)	838,362	(9,414)

Investment Maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2018	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Trading
Mutual funds	—	—	—	—	—	6,495	6,495

Available-for-sale
US government and federal agencies	—	—	34,423	—	—	1,752,084	1,786,507
Non-US governments debt securities	—	3,064	22,361	—	—	—	25,425
Corporate debt securities	—	14,924	63,789	—	—	—	78,713
Asset-backed securities - Student loans	—	—	—	—	—	12,626	12,626
Commercial mortgage-backed securities	—	—	—	—	—	123,209	123,209
Residential mortgage-backed securities	—	—	—	—	—	156,269	156,269
Total available-for-sale	—	17,988	120,573	—	—	2,044,188	2,182,749

Held-to-maturity
US government and federal agencies	—	—	—	—	—	2,066,120	2,066,120
Total investments	—	17,988	120,573	—	—	4,116,803	4,255,364

Total by currency
US dollars	—	17,988	120,573	—	—	4,116,484	4,255,045
Other	—	—	—	—	—	319	319
Total investments	—	17,988	120,573	—	—	4,116,803	4,255,364

Pledged Investments
The Bank pledges certain US government and federal agencies investment securities to further secure the Bank's issued customer deposit products. The secured party does not have the right to sell or repledge the collateral.

	December 31, 2018		December 31, 2017
Pledged Investments	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	42,531	42,400	149,999	150,900
Held-to-maturity	70,818	69,030	202,303	201,523

Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2018
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	812,720	1,599	(1,263)
Corporate debt securities	24,975	—	(87)
Commercial mortgage-backed securities	15,260	—	(354)
Pass-through note	1,205	1,205	—
Total	854,160	2,804	(1,704)

	Year ended
	December 31, 2017
	Sale proceeds	Gross realized gains	Gross realized (losses)
Corporate debt securities	202,700	1,684	—
Commercial mortgage-backed securities	7,785	—	(60)
Pass-through note	2,562	2,562	—
Total	213,047	4,246	(60)

	Year ended
	December 31, 2016
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	59,939	1,013	(76)
Pass-through note	609	609	—
Total	60,548	1,622	(76)

Taxability of Interest Income
None of the investments' interest income have received a specific preferential income tax treatment in any of the jurisdictions in which the Bank owns investments.